Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 51,758	¥ 47,281	¥ 42,707
Building in process to obtain title certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 8,852	¥ 6,798